Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

Note 4 — Inventories

At December 31, 2021 and 2020, inventories consist of the following:

	December 31, 2021	December 31, 2020
Raw materials	$10,802	$4,456
Work in progress	2,979	1,143
Finished goods	840	144
Total inventories	$14,621	$5,743

During the years ended December 31, 2021 and 2020, the Company reduced the cost of certain inventory to net realizable value and recorded a cost reduction of $917 and $261, respectively, which is included in “Cost of revenues.”